Inventories (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Inventory
Metals in process	$ 267	$ 189
Gold on hand (dore/bullion)	91	94
Ore stockpiles	512	454
Uranium oxide and sulfuric acid	11	24
Supplies	412	296
Inventory gross short term	1,293	1,057
Less: Materials on the leach pad	(128)	(98)
Total Short-term inventory	1,165	959
Inventory Footnote [Abstract]
Inventory write-downs (included in production costs)	5	4	21
Inventory Noncurrent [Abstract]
Metals in process	445	393
Ore stockpiles	180	31
Inventory gross long term	625	424
Less: Materials on the leach pad	(445)	(393)
Total Long-term inventory	$ 180	$ 31